John Hancock Disciplined Value Mid Cap Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	11.01%	10.78%	9.94%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	8.91%	8.39%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.18%	8.36%	7.83%